C3 Segment information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of operating segments

Operating segments 2017

	Networks	Digital Services	Managed Services	Other	Total Segments	Unallocated	Group
Segment sales	127,966	40,981	24,494	7,862	201,303	—	201,303

Net sales	127,966	40,981	24,494	7,862	201,303	—	201,303
Gross income	40,622	4,361	–1,816	1,378	44,545	—	44,545
Gross margin (%)	32%	11%	–7%	18%	22%		22%
Operating income (loss)	7,644	–27,672	–4,274	–13,824	–38,126	—	–38,126
Operating margin (%)	6%	–68%	–17%	–176%	–19%	—	–19%
Financial income							–361
Financial expenses							–843

Income after financial items							–39,330
Taxes							4,267

Net income (loss)							–35,063

Other segment items
Share in earnings of JV and associated companies	22	8	–6	—	24	—	24
Amortization	–1,104	–2,465	–14	–765	–4,348	—	–4,348
Depreciation	–1,883	–1,268	–193	–759	–4,103	—	–4,103
Impairment losses	–1,413	–9,349	–108	–8,571	–19,441	—	–19,441
Restructuring expenses	–4,828	–2,513	–675	–485	–8,501	—	–8,501
Gains/losses on sale of investments and operations	316	–56	1	–67	194	—	194

Operating segments 2016

	Networks	Digital Services	Managed Services	Other	Total Segments	Unallocated	Group
Segment sales	140,984	45,298	27,501	8,825	222,608	—	222,608

Net sales	140,984	45,298	27,501	8,825	222,608	—	222,608
Gross income	47,099	16,081	1,062	2,123	66,365	—	66,365
Gross margin (%)	33%	36%	4%	24%	30%	—	30%
Operating income	17,570	–6,663	–507	–4,101	6,299	—	6,299
Operating margin (%)	12%	–15%	–2%	–46%	3%	—	3%
Financial income							–115
Financial expenses							–2,158

Income after financial items							4,026
Taxes							–2,131

Net income							1,895

Other segment items
Share in earnings of JV and associated companies	11	22	—	–2	31	—	31
Amortization	–1,526	–1,923	–18	–998	–4,465	—	–4,465
Depreciation	–2,532	–1,061	–341	–487	–4,421	—	–4,421
Impairment losses	–90	–38	–12	–101	–241	—	–241
Reversals of impairment losses	5	2	1	—	8	—	8
Restructuring expenses	–3,413	–3,176	–382	–596	–7,567	—	–7,567
Gains/losses on sale of investments and operations	72	27	18	6	123	—	123

Operating segments 2015

	Networks	Digital Services	Managed Service	Other	Total Segments	Unallocated	Group
Segment sales	157,791	49,443	30,597	9,089	246,920	—	246,920

Net sales	157,791	49,443	30,597	9,089	246,920	—	246,920
Gross income	59,653	21,264	1,655	3,246	85,818	—	85,818
Gross margin (%)	38%	43%	5%	36%	35%	—	35%
Operating income	28,290	–3,389	–19	–3,077	21,805	—	21,805
Operating margin (%)	18%	–7%	—	–34%	9%	—	9%
Financial income							525
Financial expenses							–2,458

Income after financial items							19,872
Taxes							–6,199

Net income							13,673

Other segment items
Share in earnings of JV and associated companies	–1	–33	10	–14	–38	—	–38
Amortization	–2 042	–2 469	–47	–960	–5 518	—	–5,518
Depreciation	–2 865	–1 012	–388	–440	–4 705	—	–4,705
Impairment losses	—	—	—	–20	–20	—	–20
Reversals of impairment losses	10	3	1	2	16	—	16
Restructuring expenses	–2 765	–1 875	–238	–162	–5 040	—	–5,040
Gains/losses on sale of investments and operations	–32	–10	–7	—	–49	—	–49

Summary of geographical information

Market areas

	Net sales			Non-current assets 5)
	2017	2016	2015	2017	2016	2015
South East Asia, Oceania & India	30,568	32,597	32,155	512	690	668
North East Asia4)	23,506	27,185	28,106	1,516	1,556	2,005
North America3)	49,621	52,003	55,063	8,387	14,650	14,870
Europe & Latin America1)2)	56,175	62,543	73,603	39,559	59,737	55,325
Middle East & Africa	25,073	28,104	33,002	63	86	139
Other1)2)3)4)	16,360	20,176	24,991	—	—	—

Total	201,303	222,608	246,920	50,037	76,719	73,007
1) Of which in Sweden6)	2,989	3,123	3,796	34,381	53,111	48,467
2) Of which in EU6)	36,072	38,525	45,585	37,895	57,759	53,759
3) Of which in the United States6)	52,322	56,748	64,299	7,092	11,053	12,325
4) Of which in China6)	14,937	19,156	18,977	1,123	530	1,547

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)	Including IPR revenue reported under Other above.